PRUDENTIAL TAX-FREE MONEY FUND, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

March2, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Prudential Tax-Free Money Fund, Inc.
1933 Act File No.: 2-64625
1940 Act File No.: 811-2927

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 28, 2007.

If you have any questions concerning this filing, please contact the undersigned at 973-367-2598.

Very truly yours,

/s/ Jelani Y. Roper
Jelani Y. Roper